Note 9 - Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Payments to Acquire Property, Plant, and Equipment, Total	$ 611,106	$ 1,111,297	$ 29,045,685
One Kamsarmax Drybulk Carrier [Member]
Payments to Acquire Property, Plant, and Equipment, Total	15,100,000
Lessor, Operating Lease, Payment to be Received, Year One	12,200,000
Lessor, Operating Lease, Payment to be Received, Year Two	$ 2,900,000
Areti Shipping Ltd. vs Windrose [Member]
Litigation Case, Balance Hire Failed to Be Paid by a Charterer				$ 52,019
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer				115,000
Litigation Case, Amounts Due to a Supplier, Failed to Be Paid by a Charterer, Amount Originally Demanded By Supplier				179,281
Loss Contingency, Damages Sought, Value				$ 215,000
Loss Contingency, May be Fully Recoverable, Amount			$ 167,019